Summary of Significant Accounting Policies - Fair Value of Available-for-Sale Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Sep. 30, 2022
Summary of Significant Accounting Policies
Fair Value	$ 0
U.S. Treasury Bills
Summary of Significant Accounting Policies
Amortized cost		$ 25,962
Gross Unrealized Gains		2,177
Effect of Foreign Currency Translation		(2,140)
Fair Value		25,999
U.S. Treasury Bills | Mariadb Corporation Ab
Summary of Significant Accounting Policies
Amortized cost		25,962
Gross Unrealized Gains		2,177
Effect of Foreign Currency Translation		(2,140)
Fair Value		$ 25,999